Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Mar. 31, 2024
Concentrations of Credit Risk and Major Customers [Abstract]
Schedule of Accounts Payable to Suppliers	Accounts receivable from the four customers with the largest receivable balances or customers that individually comprised 10% or more of receivable balance as of March 31, 2023 and 2024 are as follows:
	Percentage of accounts receivable
	2023	2024
	%	%
Customer A (note d)	30.2	28.4
Customer B (note e)	31.7	22.1
Customer C (note f)	14.5	21.8
Customer D	14.1	10.7
Four largest receivable balances	90.5	83.0
(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer was reported in the Metal Stamping operating segment.
(c)	Sub-contracting income received was reported in Electric OEM operating segment.
(d)	Customer A is the same entity as Supplier E below.
(e)	Customer B is the same entity as Supplier D below.
(f)	Customer C is the same entity as Supplier A below.
***	Represented not reaching 10% threshold in the respective years.

Schedule of Revenue by Major Customers by Reporting Segments	A substantial percentage of the Group’s sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total revenue from contracts with customers in any of the years ended March 31, 2022, 2023 and 2024 are as follows:
	Year ended March 31,
	2022	2023	2024
	%	%	%
Customer C (note b, note f)	26.5	33.0	34.4
Customer B (note a, note e)	33.4	35.3	24.0
Customer A (note c, note d)	***	***	12.9
Customer D (note a)	16.7	16.5	11.2
Customer E (note a)	***	11.9	10.7
	76.6	96.7	93.2
(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer was reported in the Metal Stamping operating segment.
(c)	Sub-contracting income received was reported in Electric OEM operating segment.
(d)	Customer A is the same entity as Supplier E below.
(e)	Customer B is the same entity as Supplier D below.
(f)	Customer C is the same entity as Supplier A below.
***	Represented not reaching 10% threshold in the respective years.

Schedule of Accounts Payable to Suppliers	Accounts payable to suppliers that individually comprised 10% or more of accounts payable balance as of March 31, 2023 and 2024 are as follows:
	Percentage of accounts payable
	2023	2024
	%	%
Supplier D (note g)	***	24.2
Supplier E (note h)	***	11.5
Supplier F	***	11.0
Supplier A (note i)	***	10.9
Supplier B	20.9	***
	20.9	57.6
Suppliers accounting for 10% or more of net purchases for the years ended March 31, 2022, 2023 and 2024 are as follows:
	Year ended March 31,
	2022	2023	2024
	%	%	%
Supplier A (note i)	10.0	***	10.7
Supplier C	11.3	11.3	***
Supplier B	***	10.3	***
	21.3	21.6	10.7
(g)	Supplier D is the same entity as Customer B above.
(h)	Supplier E is the same entity as Customer A above.
(i)	Supplier A is the same entity as Customer C above.
***	Represented not reaching 10% threshold in the respective years.